Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

FOR THE YEAR ENDED DECEMBER 31, 2020		NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2020		3,609	2,933	6,542
Additions		470	200	670
Transfers		(360)	(2)	(362)
Acquired through business combinations		—	4	4
Lease terminations		(20)	(10)	(30)
Impairment losses recognized in earnings	8	(1)	(9)	(10)
Discontinued operations	3	(8)	(121)	(129)
December 31, 2020		3,690	2,995	6,685
ACCUMULATED DEPRECIATION
January 1, 2020		1,301	817	2,118
Depreciation		377	294	671
Transfers		(199)	—	(199)
Lease terminations		(2)	(6)	(8)
Discontinued operations	3	(4)	(19)	(23)
December 31, 2020		1,473	1,086	2,559
NET CARRYING AMOUNT
January 1, 2020		2,308	2,116	4,424
December 31, 2020		2,217	1,909	4,126

FOR THE YEAR ENDED DECEMBER 31, 2019		NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2019		3,329	2,453	5,782
Additions		526	512	1,038
Transfers		(233)	—	(233)
Acquired through business combinations		—	8	8
Lease terminations		(12)	(38)	(50)
Impairment losses recognized in earnings	8	(2)	(3)	(5)
Discontinued operations	3	1	1	2
December 31, 2019		3,609	2,933	6,542
ACCUMULATED DEPRECIATION
January 1, 2019		1,042	536	1,578
Depreciation		372	298	670
Transfers		(111)	—	(111)
Lease terminations		(3)	(22)	(25)
Discontinued operations	3	1	5	6
December 31, 2019		1,301	817	2,118
NET CARRYING AMOUNT
January 1, 2019		2,287	1,917	4,204
December 31, 2019		2,308	2,116	4,424

Disclosure of additional information about leasing activities for lessee
The following table provides the expenses related to leases recognized in net earnings from continuing operations.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Interest expense on lease liabilities	199	213
Variable lease payment expenses not included in the measurement of lease liabilities	150	148
Expenses for leases of low value assets	60	58
Expenses for short-term leases	31	30